Operating Segment Data - Additional Information (Detail) $ in Thousands		12 Months Ended
	Aug. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) ft² Segment client Facility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		$ (8,411)	$ (9,631)	$ 58,731
Number of reportable operating segments | Segment		8
Acquisition-related costs		$ 8,900
Integration service fees		2,700	3,100	1,700
Goodwill impairment expense		0	(8,864)
Goodwill		471,115	371,566	329,242
Property, Plant and Equipment, Net		146,601	103,584
Interest Expense		(55,245)	(27,255)	(24,180)
Other income (expense), net		$ (5,889)	2,745	373
Foam Fabricators
Segment Reporting Information [Line Items]
Number of facilities | Facility		13
Goodwill impairment expense		$ 0
Goodwill		72,708	0
Crosman
Segment Reporting Information [Line Items]
Integration service fees			750
Goodwill impairment expense		0	0
Goodwill		62,675	49,352	0
5.11 Tactical
Segment Reporting Information [Line Items]
Integration service fees			2,300	1,200
Goodwill impairment expense		0	0
Goodwill		92,966	92,966	92,966
Ergobaby
Segment Reporting Information [Line Items]
Goodwill impairment expense		0	0
Goodwill		$ 61,031	61,031	61,031
Liberty
Segment Reporting Information [Line Items]
Manufacturing facility area | ft²		300,000
Goodwill impairment expense		$ 0	0
Goodwill		$ 32,828	32,828	32,828
Arnold Magnetics
Segment Reporting Information [Line Items]
Goodwill impairment expense			8,900	16,000
Arnold Magnetics | Minimum
Segment Reporting Information [Line Items]
Number of clients | client		2,000
5.11 Tactical
Segment Reporting Information [Line Items]
Acquisition-related costs	$ 2,063
Inventory basis step-up	39,100
Integration service fees			2,300	1,200
Goodwill	$ 92,966
Foreign | Ergobaby
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		50.00%
Operating Segments
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		$ 109,673	65,241	48,828
Operating Segments | Foam Fabricators
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		10,998	0	0
Operating Segments | Sterno Candle Lamp
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		38,730	19,194	18,799
Operating Segments | Crosman
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		4,850	1,308	0
Operating Segments | 5.11 Tactical
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		3,916	(7,121)	(10,153)
Operating Segments | Ergobaby
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		11,522	24,503	17,151
Operating Segments | Liberty
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		5,906	9,475	13,234
Operating Segments | Arnold Magnetics
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		7,416	(5,693)	(12,921)
Operating Segments | ACI
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		26,335	23,575	22,718
Reconciliation of Segment to Consolidated
Segment Reporting Information [Line Items]
Interest Expense		(55,245)	(27,255)	(24,180)
Other income (expense), net		(5,889)	2,745	373
Gain (loss) on equity method investment		0	(5,620)	74,490
Reconciliation of Segment to Consolidated | Corporate and Other
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes		$ (56,950)	$ (44,742)	$ (40,780)